Annual Total Returns[BarChart] - ProShares UltraPro Short MidCap400 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(36.29%)	(47.60%)	(62.60%)	(32.54%)	(7.41%)	(51.16%)	(38.60%)	29.50%	(53.07%)